Income (Loss) Per Share Attributable to Equity Holders of the Company - Schedule of Potentially Dilutive Ordinary Shares (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Basic Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company (in Dollars)	$ 1,283,354	$ 15,894,755	$ (3,679,409)
Diluted Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company (in Dollars)	$ 1,283,354	$ 15,894,755	$ (3,679,409)
Basic Income (Loss) Per Share Denominator
Original shares:	39,498,371	37,248,371	31,048,371
Additions from actual events:
Issuance of common stock, weighted	3,402,154	1,300,685	3,657,808
Basic weighted average shares outstanding	42,900,525	38,549,056	34,706,179
Diluted Income (Loss) Per Share Denominator
Share purchases warrant	18,900,000	18,900,000
Issuance of share award, weighted	2,819,819
Diluted Weighted Average Shares Outstanding:	64,620,344	57,449,056	34,706,179
Income (Loss) Per Share
- Basic	$ 0.03	$ 0.41	$ (0.11)
- Diluted	$ 0.02	$ 0.28	$ (0.11)
Weighted Average Shares Outstanding
- Basic	42,900,525	38,549,056	34,706,179
- Diluted	64,620,344	57,449,056	34,706,179